PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of September 30, 2017 and December 31, 2016 is summarized as follows:

	September 30, 2017	December 31, 2016
Computer equipment	$85,549	$84,704
Furniture and fixtures	11,837	10,117
Subtotal	97,386	94,821
Less accumulated depreciation	(78,520)	(70,633)
Property and equipment, net	$18,866	$24,188

During the nine months ended September 30, 2017, the Company distributed equipment with a book value of $3,210 to a prior employee in connection with a settlement agreement.

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Depreciation expense was $2,834 and $8,900 for the three and nine months ended September 30, 2017, respectively; and $2,570 and $7,811 for the three and nine months ended September 30, 2016, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2016 and 2015 is summarized as follows:

	2016	2015
Computer equipment	$84,704	$68,449
Furniture and fixtures	10,117	10,117
Subtotal	94,821	78,566
Less accumulated depreciation	(70,633)	(60,158)
Property and equipment, net	$24,188	$18,408

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Depreciation expense was $10,475 and $10,475 for the years ended December 31, 2016 and 2015, respectively.